ING Equity Trust
ING Value Choice Fund
(formerly ING MidCap Value Choice Fund)
Supplement dated March 30, 2007
to the Class A, Class B, Class C and Class M Prospectus and
the Class I and Class Q Prospectus and
the Statement of Additional Information (“SAI”)
each dated September 30, 2006
Effective February 28, 2007, Tradewinds NWQ Global Investors, LLC has changed its name to Tradewinds Global Investors, LLC.
All references to “Tradewinds NWQ Global Investors, LLC” are hereby deleted and replaced with “Tradewinds Global Investors, LLC” to reflect this change.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE